Shareholders’ Equity (Details Narrative)	6 Months Ended
Jun. 30, 2021 USD ($) shares
Debt Conversion [Line Items]
Common stock issued for services, amount	$ 918,000
Dividends Payable	$ 0
Officers And Directors [Member]
Debt Conversion [Line Items]
Common stock issued for services, shares | shares	60,000,000
Common stock issued for services, amount	$ 918,000
Outstanding Notes Payable [Member]
Debt Conversion [Line Items]
Debt converted, shares issued | shares	79,673,969
Debt converted, amount converted	$ 993,028